Income Taxes (Narrative) (Detail)	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Income tax [Line items]
Domestic statutory tax rate	38.00%	41.00%	38.00%	41.00%
Effective tax rate	84.90%	0.80%	79.20%	155.20%
Difference between the domestic statutory tax rate	38.00%	41.00%	38.00%	41.00%
Between april 1, 2012 and march 31, 2015 [Member]
Income tax [Line items]
Domestic statutory tax rate			38.00%
April 1, 2015 and thereafter [Member]
Income tax [Line items]
Domestic statutory tax rate			36.00%